Note 6 - Investments in Juanicipio (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of carrying amount of investments in associates [text block]
	Year Ended December 31,
	2020	2019
Joint venture oversight expenditures incurred 100% by MAG	$568	$345
Interest earned on advance to Minera Juanicipio (1)	(567)	-
Cash contributions to Minera Juanicipio (1)	63,712	53,200
Total for the year	63,713	53,545
Equity pick up of current income for the year (2)	2,214	1,884
Balance, beginning of year	136,643	81,214
Balance, end of year	$202,570	$136,643

Disclosure of financial information of investments in associates [text block]
Minera Juanicipio Financial information, December 31, 2020

	Year Ended December 31,
	2020	2019

Cash and cash equivalents	$51,503	$29,601
Value added tax and other receivables	26,055	19,163
Accounts receivable - metal sales	5,203	-
Inventory	427	-
Prepaids	-	101
Total current assets	83,188	48,865
Right-of-use asset	18	8
Mineral interests, plant and equipment	381,780	261,023
Total assets	$464,986	$309,896

Payables to Peñoles and other vendors	$5,011	$5,600
Total current liabilities	5,011	5,600
Lease liability	13	9
Provision for reclamation and remediation costs	1,450	725
Deferred income tax liability	8,406	3,288
Total liabilities	14,880	9,622
Shareholders equity including shareholder advances	450,106	300,274
Total liabilities and equity	$464,986	$309,896

Disclosure of associate operations [text block]
	Year ended December 31,
	2020	2019

Sales	$15,335	$-
Cost of sales	(3,873)	-
Gross profit	11,462	-
Operating expenses	(315)	-
	11,147	-
Interest and foreign exchange	(623)	946
Income tax (expense) benefit	(5,492)	3,337

Income for the year	$5,032	$4,283

MAG's 44% equity pick up	$2,214	$1,884